Federated Hermes MDT Large Cap Growth Fund
(formerly, Federated MDT Large Cap Growth Fund)
Portfolio of Investments
October 31, 2020 (unaudited)
Shares			Value
		COMMON STOCKS—98.4%
		Communication Services—10.4%
11,384		Activision Blizzard, Inc.	$862,110
4,849	[1]	Alphabet, Inc., Class A	7,836,517
200		Cable One, Inc.	346,372
785	[1]	Charter Communications, Inc.	473,999
17,303	[1]	Facebook, Inc.	4,552,592
56,532	[1]	MSG Networks, Inc.	505,396
3,381	[1]	Netflix, Inc.	1,608,477
26,089	[1]	TripAdvisor, Inc.	498,561
		TOTAL	16,684,024
		Consumer Discretionary—15.2%
2,997	[1]	Amazon.com, Inc.	9,099,342
783	[1]	AutoZone, Inc.	883,991
2,665		Dollar General Corp.	556,212
8,036		Domino’s Pizza, Inc.	3,040,180
24,530		eBay, Inc.	1,168,364
6,936	[1]	Etsy, Inc.	843,348
7,988		Home Depot, Inc.	2,130,479
16,071		Lowe’s Cos., Inc.	2,540,825
4,005		McDonald’s Corp.	853,065
1,535	[1]	O’Reilly Automotive, Inc.	670,181
4,528	[1]	Tesla, Inc.	1,757,045
2,144		Tractor Supply Co.	285,602
2,053	[1]	Wayfair, Inc.	509,206
		TOTAL	24,337,840
		Consumer Staples—3.8%
11,767		Church and Dwight, Inc.	1,040,085
6,189		Clorox Co.	1,282,670
4,590		Costco Wholesale Corp.	1,641,476
11,557		Energizer Holdings, Inc.	454,768
15,326		Flowers Foods, Inc.	361,387
1,886		Hershey Foods Corp.	259,249
7,233		PepsiCo, Inc.	964,087
		TOTAL	6,003,722
		Financials—2.9%
7,831	[1]	Arch Capital Group Ltd.	236,574
629		Marketaxess Holdings, Inc.	338,937
7,014		MSCI, Inc., Class A	2,453,778
1,323		S&P Global, Inc.	426,972
9,816		The Travelers Cos., Inc.	1,184,889
		TOTAL	4,641,150
		Health Care—14.7%
5,829		Abbott Laboratories	612,686
4,427		AbbVie, Inc.	376,738
7,975	[1]	Alexion Pharmaceuticals, Inc.	918,241
11,452		Amgen, Inc.	2,484,397
2,476		Anthem, Inc.	675,453

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
2,977	[1]	Biogen, Inc.	$750,412
14,583		Eli Lilly & Co.	1,902,498
21,910	[1]	Hologic, Inc.	1,507,846
5,821	[1]	Horizon Therapeutics PLC.	436,168
1,488		Humana, Inc.	594,129
1,610	[1]	IDEXX Laboratories, Inc.	683,960
2,078	[1]	Jazz Pharmaceuticals PLC.	299,440
30,812		Merck & Co., Inc.	2,317,370
621	[1]	Mettler-Toledo International, Inc.	619,702
1,468	[1]	Molina Healthcare, Inc.	273,738
14,137	[1]	SAGE Therapeutics, Inc.	1,037,373
1,726		UnitedHealth Group, Inc.	526,672
8,491	[1]	Veeva Systems, Inc.	2,292,995
8,127	[1]	Vertex Pharmaceuticals, Inc.	1,693,342
6,737	[1]	Waters Corp.	1,501,138
13,296		Zoetis, Inc.	2,108,081
		TOTAL	23,612,379
		Industrials—4.5%
2,426		Acuity Brands, Inc.	216,254
15,309		Carrier Global Corp.	511,167
9,698		Flowserve Corp.	282,406
2,549		Hubbell, Inc.	370,905
192,199		KAR Auction Services, Inc.	2,798,417
2,816		Lockheed Martin Corp.	985,966
68,421		Spirit AeroSystems Holdings, Inc., Class A	1,244,578
4,609		Verisk Analytics, Inc.	820,264
		TOTAL	7,229,957
		Information Technology—44.3%
6,478	[1]	Adobe, Inc.	2,896,314
152,752		Apple, Inc.	16,628,583
5,329		Applied Materials, Inc.	315,637
2,831	[1]	Arista Networks, Inc.	591,396
3,120	[1]	Autodesk, Inc.	734,885
8,335		Booz Allen Hamilton Holding Corp.	654,297
5,084		Broadcom, Inc.	1,777,519
36,157	[1]	Cadence Design Systems, Inc.	3,954,491
1,951	[1]	Coupa Software, Inc.	522,283
9,139	[1]	Crowdstrike Holdings, Inc.	1,131,774
2,170	[1]	DocuSign, Inc.	438,882
3,992	[1]	EPAM Systems, Inc.	1,233,328
1,363	[1]	FleetCor Technologies, Inc.	301,100
6,634	[1]	Fortinet, Inc.	732,195
4,714	[1]	GoDaddy, Inc.	333,468
2,096	[1]	HubSpot, Inc.	607,987
9,552	[1]	Inphi Corp.	1,334,988
4,250		Intuit, Inc.	1,337,390
6,781	[1]	Keysight Technologies, Inc.	711,123
10,143		Mastercard, Inc.	2,927,676
55,420		Microsoft Corp.	11,220,887
7,439		NVIDIA Corp.	3,729,617
4,724	[1]	Okta, Inc.	991,237
3,939		Oracle Corp.	221,017

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
16,845		Paychex, Inc.	$1,385,501
22,404	[1]	PayPal Holdings, Inc.	4,170,057
27,881		Qualcomm, Inc.	3,439,400
1,665	[1]	Salesforce.com, Inc.	386,730
6,040	[1]	ServiceNow, Inc.	3,005,323
4,463	[1]	Square, Inc.	691,229
2,970	[1]	Synopsys, Inc.	635,164
1,068		Universal Display Corp.	211,795
3,276	[1]	Verisign, Inc.	624,733
2,601	[1]	Zoom Video Communications, Inc.	1,198,827
		TOTAL	71,076,833
		Materials—1.0%
2,413		Sherwin-Williams Co.	1,660,096
		Real Estate—1.6%
2,941		American Tower Corp.	675,401
5,111		Coresite Realty Corp.	610,049
4,560		SBA Communications Corp.	1,324,087
		TOTAL	2,609,537
		TOTAL COMMON STOCKS (IDENTIFIED COST $105,532,012)	157,855,538
		INVESTMENT COMPANY—1.9%
2,974,559		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.10%[2] (IDENTIFIED COST $2,975,749)	2,975,749
		TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $108,507,761)	160,831,287
		OTHER ASSETS AND LIABILITIES - NET—(0.3)%[3]	(432,771)
		TOTAL NET ASSETS—100%	$160,398,516
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended October 31, 2020, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2020	$640,284	$3,806,381	$4,446,665
Purchases at Cost	$1,450,332	$12,191,591	$13,641,923
Proceeds from Sales	$(2,090,616)	$(13,021,528)	$(15,112,144)
Change in Unrealized Appreciation/Depreciation	N/A	$(2,882)	$(2,882)
Net Realized Gain/(Loss)	N/A	$2,187	$2,187
Value as of 10/31/2020	$—	$2,975,749	$2,975,749
Shares Held as of 10/31/2020	—	2,974,559	2,974,559
Dividend Income	$0	$1,258	$1,258

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At October 31, 2020, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.